Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 1,716	$ 8,080	$ 7,302
Short-term restricted cash	47	47
Long-term restricted cash	150	150	150
Total cash, cash equivalent, and restricted cash shown on the statements of cash flows	$ 1,913	$ 8,277	$ 7,452